REAL ESTATE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Real Estate [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the purchase price allocation for the 2020 Property Acquisition (in thousands):

2020 Property Acquisition
Land	$1,417
Buildings, fixtures and improvements	2,800
Acquired in-place leases and other intangibles (1)	442

Total purchase price	$4,659

(1)	The amortization period for acquired in-place leases and other intangibles is 14.8 years.

The following table summarizes the purchase price allocation for the 2019 Property Acquisition (in thousands):

2019 Property Acquisition
Land	$1,501
Buildings, fixtures and improvements	3,804
Acquired in-place leases and other intangibles (1)	860

Total purchase price	$6,165

The following table summarizes the purchase price allocation for the 2018 Acquisition (in thousands):

2018 Acquisition
Land	$2,107
Buildings, fixtures and improvements	9,044
Acquired in-place leases and other intangibles (1)	1,392
Intangible lease liabilities (2)	(638)

Total purchase price	$11,905

(1)	The amortization period for acquired in-place leases and other intangibles is 19.0 years.
(2)	The amortization period for acquired intangible lease liabilities is 19.0 years.

The following table summarizes the purchase price allocation for the 2017 Asset Acquisitions purchased during the year ended December 31, 2017 (in thousands):

2017 Asset Acquisitions
Land	$32,919
Buildings, fixtures and improvements	177,682
Acquired in-place leases and other intangibles	39,257
Acquired above-market leases	3,624
Revenue bonds	2,081
Intangible lease liabilities	(3,564)

Total purchase price	$251,999

The Company allocated the purchase price of these properties to the fair value of the assets acquired and liabilities assumed. The following table summarizes the purchase price allocations for the 2017 Business Combination Acquisitions purchased during the year ended December 31, 2017 (in thousands):

2017 Business Combination Acquisitions
Land	$9,873
Buildings, fixtures and improvements	41,186
Acquired in-place leases and other intangibles	5,974
Acquired above-market leases	988
Intangible lease liabilities	(2,635)

Total purchase price	$55,386

Schedule of Real Estate Properties

The following table summarizes the consideration transferred for the properties purchased during the year ended December 31, 2017 (in thousands):

2017 Acquisitions
Real estate assets:
Purchase price of asset acquisitions	$251,999
Purchase price of business combinations	55,386

Total purchase price of real estate assets acquired (1)	$307,385

(1)

The weighted average amortization period for the 2017 Acquisitions was 16.9 years for acquired in-place leases and other intangibles, 13.6 years for acquired above-market leases and 8.5 years for acquired intangible lease liabilities.

Business Acquisition, Pro Forma Information

The table below presents the Company’s estimated revenue and net income, on a pro forma basis, for the years ended December 31, 2017 and 2016 (in thousands):

	Year Ended December 31,
	2017	2016
Pro forma basis (unaudited):
Revenue	$424,416	$412,883
Net income	$80,912	$71,301